[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INDEX FUND        (CLASS A AND CLASS B SHARES ARE CLOSED TO NEW INVESTORS.)

CLASS/Ticker: Class A/WINAX and Class B/WINBX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 81 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investment)                       CLASS A         CLASS B
  Maximum sales charge (load) imposed          5.75%            None
  on purchases (AS A PERCENTAGE
   OF THE OFFERING PRICE)
  Maximum deferred sales charge (load)         None/1/          5.00%
  (AS A PERCENTAGE OF THE OFFERING
   PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                  CLASS A         CLASS B
  Management Fees                             0.09%            0.09%
  Distribution (12b-1) Fees                   0.00%            0.75%
  Other Expenses                              0.64%            0.64%
  TOTAL ANNUAL FUND OPERATING EXPENSES        0.73%            1.48%
  Fee Waivers                                 0.11%            0.11%
  TOTAL ANNUAL FUND OPERATING EXPENSES        0.62%            1.37%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                         1 YEAR     3 YEARS     5 YEARS    10 YEARS
 CLASS A (if you sell your shares at      $635        $785        $947      $1,420
  the end of the period)
 CLASS B (if you sell your shares at      $639        $757        $998      $1,457
  the end of the period)
 CLASS A (if you do not sell your         $635        $785        $947      $1,420
  shares at the end of the period)
 CLASS B (if you do not sell your         $139        $457        $798      $1,457
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500 (Reg. TM) Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation.
A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on July 18, 2008) AS OF 12/31 EACH YEAR
          (Returns do not reflect sales charges and would be lower if they did)
2000               2001         2002        2003        2004             2005        2006       2007         2008        2009
-9.54%            -12.26%      -22.32%     27.81%      10.19%            4.30%      15.05%      4.83%       -37.62%     25.99%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       15.86%
  Worst Quarter:      Q4    2008      -22.20%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                  1 YEAR        5 YEARS         10 YEARS
 CLASS A (Incepted on July 18, 2008)         18.75%         -1.40%          -2.09%
  Returns Before Taxes
 CLASS A (Incepted on July 18, 2008)         18.18%         -2.27%          -2.84%
  Returns After Taxes on Distributions
 CLASS A (Incepted on July 18, 2008)         12.19%         -1.51%          -2.07%
  Returns After Taxes on Distributions
  and Sale of Fund Shares
 CLASS B (Incepted on July 18, 2008)         19.95%         -1.40%          -2.25%
  Returns Before Taxes
 S&P 500 (Reg. TM) INDEX (reflects no        26.46%          0.42%          -0.95%
  deduction for expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    GREGORY T. GENUNG, CFA, Portfolio Manager / 2002
 Management
 Incorporated

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                               TO PLACE ORDERS OR REDEEM
BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 94    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                              P.O. Box 8266
 Class B shares are generally                                                  Boston, MA 02266-8266
 closed to new investment.                                                     INTERNET: www.wellsfargo.com/
                                                                               advantagefunds
 MINIMUM ADDITIONAL                                                            PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                    IN PERSON: Investor Center
 All Classes: $100                                                             100 Heritage Reserve
 See HOW TO BUY SHARES                                                         Menomonee Falls,WI 53051.
 beginning on page 92 of the
 Prospectus                                                                    CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

 *Class A shares of the Index Fund are closed to new investors.
In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203329/P3329
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INDEX FUND
CLASS/Ticker: Administrator/NVINX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
Maximum sales charge (load) imposed               None
on purchases
 (AS A PERCENTAGE OF THE OFFERING
PRICE)
Maximum deferred sales charge (load)              None
 (AS A PERCENTAGE OF THE OFFERING
PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees                                 0.09%
Distribution (12b-1) Fees                       0.00%
Other Expenses                                  0.31%
TOTAL ANNUAL FUND OPERATING EXPENSES            0.40%
Fee Waivers                                     0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES            0.25%
AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

 1 Year       $ 26
 3 Years      $113
 5 Years      $209
10 Years      $491

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500 (Reg. TM) Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation.
A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                   ADMINISTRATOR CLASS (Incepted on November 11, 1994)
 2000           2001         2002        2003        2004       2005        2006       2007     2008         2009
-9.20%         -11.93%      -22.03%     28.28%      10.60%      4.69%      15.47%      5.22%     -37.39%     26.46%

             BEST AND WORST QUARTER
Best Quarter:       Q2    2009       15.95%
Worst Quarter:      Q4    2008      -22.11%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                      1 YEAR        5 YEARS       10 YEARS
ADMINISTRATOR CLASS (Incepted on November 11, 1994)
 Returns Before Taxes                                26.46%        0.14%         -1.15%
 Returns After Taxes on Distributions                25.74%       -0.77%         -1.91%
 Returns After Taxes on                              17.20%       -0.22%         -1.30%
 Distributions and Sale of Fund Shares
S&P 500 (Reg. TM) INDEX (reflects no                 26.46%        0.42%         -0.95%
 deduction for expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    GREGORY T. GENUNG, CFA, Portfolio Manager / 2002
Management
Incorporated

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
 FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- --------------
 OPENING AN ACCOUNT             REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 92   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 90 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0200088/P0088
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

INDEX FUND
CLASS/Ticker: Investor/WFVEX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Index Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
Maximum sales charge (load) imposed               None
on purchases
 (AS A PERCENTAGE OF THE OFFERING
PRICE)
Maximum deferred sales charge (load)              None
 (AS A PERCENTAGE OF THE OFFERING
PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)
Management Fees                                 0.09%
Distribution (12b-1) Fees                       0.00%
Other Expenses                                  0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES            0.83%
Fee Waivers                                     0.38%
TOTAL ANNUAL FUND OPERATING EXPENSES            0.45%
AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

1 Year       $ 46
3 Years      $227
5 Years      $423

10 Years     $990

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We invest in substantially all of the common stocks comprising the S&P 500 (Reg. TM) Index and attempt to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund's investment results, before fees and expenses. This correlation is sought regardless of market conditions. If we are unable to achieve this correlation, then we will closely monitor the performance and composition of the S&P 500 Index and adjust the Fund's securities holdings as necessary to seek the correlation.
A precise duplication of the performance of the S&P 500 Index would mean that the NAV of Fund shares, including dividends and capital gains, would increase or decrease in exact proportion to changes in the S&P 500 Index. Such a 100% correlation is not feasible. Our ability to track the performance of the S&P 500 Index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. We continuously monitor the performance and composition of the S&P 500 Index and adjust the Fund's portfolio as necessary to reflect any changes to the S&P 500 Index and to maintain a 95% or better performance correlation before fees and expenses. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
INDEX TRACKING RISK. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

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PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]


                    CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                       INVESTOR CLASS (Incepted on April 11, 2005)
 2000         2001         2002        2003        2004      2005        2006       2007         2008       2009
-9.38%       -12.11%      -22.18%     28.03%      10.38%     4.48%      15.25%      5.00%       -37.52%     26.23%

             BEST AND WORST QUARTER
Best Quarter:       Q2    2009       15.92%
Worst Quarter:      Q4    2008      -22.16%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                1 YEAR       5 YEARS        10 YEARS
INVESTOR CLASS (Incepted on April 11, 2005)
 Returns Before Taxes                          26.23%       -0.06%         -1.34%
 Returns After Taxes on Distributions          25.56%       -0.91%         -2.08%
 Returns After Taxes on                        17.05%       -0.36%         -1.45%
 Distributions and Sale of Fund Shares
S&P 500 (Reg. TM) INDEX/ /(reflects no         26.46%        0.42%         -0.95%
 deduction for expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    GREGORY T. GENUNG, CFA, Portfolio Manager / 2002
Management
Incorporated

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                                TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
 MINIMUM INITIAL INVESTMENT     See HOW TO SELL SHARES beginning on page 42    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500         of the Prospectus                              P.O. Box 8266
 MINIMUM ADDITIONAL                                                            Boston, MA 02266-8266
 INVESTMENT                                                                    INTERNET: www.wellsfargo.com/
    $100                                                                       advantagefunds
 See HOW TO BUY SHARES                                                         PHONE OR WIRE: 1-800-222-8222
 beginning on page 40 of the                                                   IN PERSON: Investor Center
 Prospectus                                                                    100 Heritage Reserve
                                                                               Menomonee Falls,WI 53051.
                                                                               CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

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